Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Trade accounts receivable	$ 18,404,279	$ 20,319,213
Less: allowances for doubtful accounts	(3,228,732)	(1,815,927)	$ (741,187)
Less: accounts receivable, net, related party (Note 15)	(450,473)
Accounts receivable, net, third parties	$ 14,725,074	$ 18,503,286